Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Inventories	¥ 16,085	¥ 12,988
Accrued business tax	3,951	4,448
Accrued pension and severance cost	79,392	59,964
Research and development - costs capitalized for tax purposes	8,616	10,978
Property, plant and equipment	29,558	26,626
Accrued expenses	43,706	37,153
Net operating losses carried forward	38,351	38,439
Other	34,673	44,482
Deferred Tax Assets, Gross, Total	254,332	235,078
Less valuation allowance	(37,498)	(35,055)
Total deferred tax assets	216,834	200,023
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,368)	(10,876)
Net unrealized gains on securities	(6,801)	(5,740)
Tax deductible reserve	(5,696)	(6,160)
Financing lease revenue	(58,958)	(50,605)
Prepaid pension and severance cost	(1,671)	(671)
Other	(37,676)	(27,280)
Total deferred tax liabilities	(121,170)	(101,332)
Net deferred tax assets	¥ 95,664	¥ 98,691